Smith Barney Small Cap Core Fund, Inc.
                                125 Broad Street
                            New York, New York 10004

May 4, 2004

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

      Smith Barney Small Cap Core Fund, Inc.
      File Nos. 333-25499 and 811-05928

Dear Sirs:

Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above referenced Fund do not differ from those contained in Post-Effective Amendment No. 9 filed on April 29, 2004, which became effective on April 29, 2004.

Any comments on this filing should be directed to the undersigned at (203) 890-7045. Please return an electronic transmittal as evidence of your receipt of this filing.


Very truly yours,


/s/ Gordon Swartz
Gordon Swartz
Assistant Secretary